INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF FAIR MARKET VALUE OF INVESTMENT PROPERTIES

As of December 31, 2023, and 2022, the fair market value (“FMV”) of investment properties were as follows:

	FMV as of	FMV as of
	December 31,	December 31,
	2023	2022

Land bank:
Land bank under right-of-use
Peru	$619,976	$—
Sub-total	619,976	—
Owned land bank
Colombia	24,100,446	16,394,722
Peru	—	7,190,000
Costa Rica	—	6,155,000
Sub-total	24,100,446	29,739,722
Total Land Bank	$24,720,422	$29,739,722
Properties under development:
Properties under right-of-use
Peru	$12,260,000	$614,523
Sub-total	12,260,000	614,523
Owned properties
Colombia	—	20,708,910
Peru	22,230,781	9,793,481
Costa Rica	10,891,000	35,715,220
Sub-total	33,121,781	66,217,611
Total properties under development	$45,381,781	$66,832,134
Operating Properties
Owned properties
Colombia	$106,957,000	$70,645,712
Peru	92,239,857	87,523,052
Costa Rica	244,873,221	194,296,013
Sub-total	444,070,078	352,464,777
Total operating properties	$444,070,078	$352,464,777
Total operating properties and properties under development	$489,451,859	$419,296,911
Total	$514,172,281	$449,036,633

SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS

Significant Inputs as of December 31, 2023 and 2022 —

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
Operating Properties	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 7.9%, 2022: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2023: 10.8%, 2022: 10.5%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2023: 98.2%, 2022: 98.1%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2023: 7.9%, 2022: 7.5%	The higher the stabilized capitalization rate, the lower the fair value
Properties Under Development	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 8.1%, 2022: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2023: 10.8%, 2022: 10.4%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2023: 97.7%, 2022: 98.8%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2023: 8.0%, 2022: 7.8%	The higher the stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 7.75%, 2022: 7.75%	The higher the stabilized capitalization rate, the lower the fair value
			Risk adjusted discount rate	2023: 11.75%, 2022: 11.25%	The higher the risk adjusted discount rate, the lower the fair value.

SCHEDULE OF FAIR VALUE SENSITIVITY ANALYSIS

The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) increase or decrease of the discount rates and exit cap rate and the aggregated impact of these two on fair values of the investment properties - land and buildings representing leased land and buildings valued using the discounted cash flows and direct capitalization method as of December 31, 2023 and 2022:

	2023
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(2,987,585)	$(3,356,702)	$(6,264,419)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$2,987,585	$3,356,702	$6,264,419

	2022
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(2,697,642)	$(2,905,108)	$(5,565,415)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$2,697,642	$2,905,108	$5,565,415

SCHEDULE OF RECONCILIATION OF INVESTMENT PROPERTY

The reconciliation of investment properties for the year ended December 31, 2023, 2022 and 2021, were as follows:

	2023	2022	2021

Balance at beginning of year	$449,036,633	$428,275,741	$364,307,039
Additions	33,704,768	47,774,104	70,082,968
Foreign currency translation effect	28,914,062	(21,265,904)	(16,361,576)
Disposal of investment property	(17,634,208)	(9,273,000)	—
Transfer to asset held for sale	—	—	(2,362,817)
Gain on revaluation of investment property	20,151,026	3,525,692	12,610,127
Balance at end of year	$514,172,281	$449,036,633	$428,275,741

SCHEDULE Of PURCHASE AND SALE AGREEMENT Of THE DEFERRED CASH PAYMENTS

In accordance with the purchase and sale agreement, the deferred cash payments will be paid to the Group in the upcoming five installments based on the following schedule:

Consideration
1st Installment Payment due in February 2024	$1,204,082
2nd Installment Payment due in May 2024	1,204,082
3rd Installment Payment due in August 2024	1,204,082
4th Installment Payment due in November 2024	1,204,082
5th Installment Payment due in February 2025	4,214,286
Discount on future payments	(810,716)
Total consideration outstanding, net of discount	$8,219,898
Receivables from the sale of investment properties - short term	4,072,391
Receivables from the sale of investment properties - long term	$4,147,507